Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions				12 Months Ended
	Nov. 03, 2016	May 19, 2016	Dec. 17, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisitions of property, plant and equipment				€ 5,677	€ 5,576	€ 5,043
French Competition Authority, anti-competitive practices judicial inquiry [member] | FRANCE
Fines imposed	€ (60)	€ (117)	€ (350)
Finance leases [member]
Acquisitions of property, plant and equipment				€ 43	€ 91	€ 43